Condensed Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data	Total	Total Company stockholders' equity	Preferred class A stock (including twelve golden shares)	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) accrued pension plan	Cash flow hedge	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the period at Dec. 31, 2009			$ 9,727	$ 15,262	$ (1,150)	$ 411	$ 1,578	$ 1,225		$ (1,772)		$ (38)	$ 2	$ 28,508	$ 3,182	$ 2,831
Beginning of the period, shares at Dec. 31, 2009					(152,579,803)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					490
Conversions, shares					75,435,238
Change in the period						1,379	(1,288)	(581)		(1,845)		(26)	120
Transfer from/to unappropriated retained earnings			643	754										(1,025)
Transfer to capitalized earnings														(1,397)
Net income attributable to the stockholders' Company	5,309														5,309
Interest on mandatorily convertible debt
Preferred class A stock															(38)
Common stock															(46)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(77)
Common stock															(121)
Appropriation from/to undistributed retained earnings															1,025
Disposals (acquisitions) of noncontrolling interests																2,309
Cumulative translation adjustments																(22)
Cash flow hedge	(35)															35
Net income (loss) attributable to noncontrolling interests	21															21
Dividends and interest attributable to noncontrolling interests																(6)
Assets and liabilities held for sale																(1,683)
Total number of shares	5,288,159,535		2,108,579,618	3,256,724,482	(77,144,565)
End of the period at Jun. 30, 2010	63,696	60,211	10,370	16,016	(660)	1,790	290	644	(3,559)	(3,617)		(64)	122	26,086	9,234	3,485
End of the period, shares at Jun. 30, 2010	5,288,159,535		2,108,579,618	3,256,724,482	(77,144,565)
Beginning of the period at Mar. 31, 2010			9,727	15,262	(1,150)	411	1,578	1,225		(2,162)	2	100	(21)	27,875	5,377	2,784
Beginning of the period, shares at Mar. 31, 2010					(152,579,803)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					490
Conversions, shares					75,435,238
Change in the period						1,379	(1,288)	(581)		(1,455)	(2)	(164)	143
Transfer from/to unappropriated retained earnings			643	754										(392)
Transfer to capitalized earnings														(1,397)
Net income attributable to the stockholders' Company	3,705														3,705
Interest on mandatorily convertible debt
Preferred class A stock															(19)
Common stock															(23)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(77)
Common stock															(121)
Appropriation from/to undistributed retained earnings															392
Disposals (acquisitions) of noncontrolling interests																2,309
Cumulative translation adjustments																(11)
Cash flow hedge	(31)															31
Net income (loss) attributable to noncontrolling interests	50															50
Dividends and interest attributable to noncontrolling interests																5
Assets and liabilities held for sale																(1,683)
Total number of shares	5,288,159,535		2,108,579,618	3,256,724,482	(77,144,565)
End of the period at Jun. 30, 2010	63,696	60,211	10,370	16,016	(660)	1,790	290	644	(3,559)	(3,617)		(64)	122	26,086	9,234	3,485
End of the period, shares at Jun. 30, 2010	5,288,159,535		2,108,579,618	3,256,724,482	(77,144,565)
Beginning of the period at Dec. 31, 2010	71,729				(2,660)					(253)	3	(59)	(24)	42,218	166	2,830
Beginning of the period, shares at Dec. 31, 2010					(147,024,965)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					9
Change in the period										1,187	(1)	120	5
Transfer from/to unappropriated retained earnings														971
Net income attributable to the stockholders' Company	6,826														6,826
Interest on mandatorily convertible debt
Preferred class A stock															(18)
Common stock															(8)
Dividends and interest attributed to stockholders' equity
Appropriation from/to undistributed retained earnings															(971)
Disposals (acquisitions) of noncontrolling interests																117
Cumulative translation adjustments																(54)
Cash flow hedge	(1)															1
Net income (loss) attributable to noncontrolling interests	(52)															(52)
Net income (loss) attributable to redeemable noncontrolling interests																68
Dividends and interest attributable to noncontrolling interests																(6)
Total number of shares	5,218,279,144				(147,024,956)
End of the period at Mar. 31, 2011	79,914	77,010			(2,660)				978	934	2	61	(19)	43,189	5,995	2,904
End of the period, shares at Mar. 31, 2011	5,218,279,144				(147,024,956)
Beginning of the period at Dec. 31, 2010	71,729		10,370	16,016	(2,660)	2,188	290	644		(253)	3	(59)	(24)	42,218	166	2,830
Beginning of the period, shares at Dec. 31, 2010					(147,024,965)
Increase (Decrease) in Stockholders' Equity
Capital increase			6,358	9,821
Conversions, shares					9
Change in the period						(1,870)	0	0		2,768	(3)	(12)	146
Transfer from/to unappropriated retained earnings														2,173
Transfer to capitalized earnings														(14,309)
Net income attributable to the stockholders' Company	13,278														13,278
Interest on mandatorily convertible debt
Preferred class A stock															(42)
Common stock															(18)
Dividends and interest attributed to stockholders' equity
Appropriation from/to undistributed retained earnings															(2,173)
Disposals (acquisitions) of noncontrolling interests																117
Cumulative translation adjustments																(14)
Cash flow hedge	(1)															1
Net income (loss) attributable to noncontrolling interests	(110)															(110)
Net income (loss) attributable to redeemable noncontrolling interests																133
Dividends and interest attributable to noncontrolling interests																(65)
Capitalization of stockholders advances																8
Pension plan																5
Total number of shares	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)
End of the period at Jun. 30, 2011	87,921	85,016	16,728	25,837	(2,660)	318	290	644	2,566	2,515	0	(71)	122	30,082	11,211	2,905
End of the period, shares at Jun. 30, 2011	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)
Beginning of the period at Mar. 31, 2011	79,914	77,010	10,370	16,016		2,188	290	644	978	934	2	61	(19)	43,189	5,995	2,904
Beginning of the period, shares at Mar. 31, 2011	5,218,279,144		2,108,579,618	3,256,724,482
Increase (Decrease) in Stockholders' Equity
Capital increase			6,358	9,821
Change in the period						(1,870)	0	0		1,581	(2)	(132)	141
Transfer from/to unappropriated retained earnings														1,202
Transfer to capitalized earnings														(14,309)
Net income attributable to the stockholders' Company	6,452														6,452
Interest on mandatorily convertible debt
Preferred class A stock															(24)
Common stock															(10)
Dividends and interest attributed to stockholders' equity
Appropriation from/to undistributed retained earnings															(1,202)
Disposals (acquisitions) of noncontrolling interests																0
Cumulative translation adjustments																40
Net income (loss) attributable to noncontrolling interests	(58)															(58)
Net income (loss) attributable to redeemable noncontrolling interests																65
Dividends and interest attributable to noncontrolling interests																(59)
Capitalization of stockholders advances																8
Pension plan																5
Total number of shares	5,218,279,144		2,108,579,618	3,256,724,482
End of the period at Jun. 30, 2011	$ 87,921	$ 85,016	$ 16,728	$ 25,837		$ 318	$ 290	$ 644	$ 2,566	$ 2,515	$ 0	$ (71)	$ 122	$ 30,082	$ 11,211	$ 2,905
End of the period, shares at Jun. 30, 2011	5,218,279,144		2,108,579,618	3,256,724,482